The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 50.8%
	BROAD MARKET — 5.7%
188,220	JPMorgan U.S. Value Factor ETF	$6,815,446
59,840	SPDR S&P 1500 Value Tilt ETF	8,762,371
6,142	Vanguard Extended Market ETF	1,158,320
		16,736,137
	CONVERTIBLE — 1.1%
31,202	iShares Convertible Bond ETF	3,181,668
	CORPORATE — 4.7%
37,805	iShares 5-10 Year Investment Grade Corporate Bond ETF	2,287,959
106,455	iShares Fallen Angels USD Bond ETF	3,189,392
114,009	SPDR Portfolio High Yield Bond ETF	3,065,702
91,791	VanEck Vectors Fallen Angel High Yield Bond ETF	3,019,924
24,050	Vanguard Intermediate-Term Corporate Bond ETF	2,286,433
		13,849,410
	EMERGING MARKETS — 0.3%
21,031	Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	884,774
	GLOBAL — 1.0%
29,337	Vanguard Total World Stock ETF	3,039,607
	HEALTH CARE — 0.3%
15,014	Principal Healthcare Innovators Index ETF	914,353
	INTERNATIONAL — 9.0%
80,902	Cambria Foreign Shareholder Yield ETF	2,245,281
8,201	Renaissance International IPO ETF	295,810
107,453	Schwab Fundamental International Large Co. Index ETF	3,576,036
118,028	Schwab International Small-Cap Equity ETF	4,909,965
144,110	SPDR Portfolio Developed World ex-US ETF	5,301,807
26,423	Vanguard FTSE All World ex-US Small-Cap ETF	3,605,418
56,830	Vanguard FTSE Developed Markets ETF	2,927,882
56,995	Vanguard Total International Stock ETF	3,743,431
		26,605,630
	LARGE-CAP — 17.0%
8,573	Invesco QQQ Trust Series 1	3,038,528
107,163	Schwab Fundamental U.S. Large Co. Index ETF	5,863,959
248,203	Schwab U.S. Dividend Equity ETF	18,769,111
90,039	Schwab U.S. Large-Cap Growth ETF	13,142,093
33,544	SPDR Russell 1000 Yield Focus ETF	3,181,491
29,779	Vanguard Large-Cap ETF	5,978,134
		49,973,316

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	MID-CAP — 3.7%
26,878	iShares Core S&P Mid-Cap ETF	$7,222,925
47,852	Schwab U.S. Mid-Cap ETF	3,745,376
		10,968,301
	PRECIOUS METALS — 3.5%
225,913	Aberdeen Standard Physical Silver Shares ETF*	5,690,749
140,165	iShares Gold Trust*	4,724,962
		10,415,711
	SMALL-CAP — 1.5%
98,075	Invesco RAFI Strategic U.S. Small Co. ETF	3,816,118
3,850	Vanguard Russell 2000 Value	559,674
		4,375,792
	TECHNOLOGY — 0.6%
3,858	SPDR FactSet Innovative Technology ETF	872,294
5,889	SPDR NYSE Technology ETF	936,808
		1,809,102
	THEMATIC — 2.4%
110,225	Global X U.S. Infrastructure Development ETF	2,838,294
48,567	Principal Millennials Index ETF	3,233,877
14,155	SPDR S&P Kensho Smart Mobility ETF	878,884
		6,951,055
	Total Exchange-Traded Funds
	(Cost $130,037,418)	149,704,856
	EXCHANGE-TRADED NOTES — 1.8%
	INDUSTRIAL METALS — 1.8%
241,395	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	5,194,820
	Total Exchange-Traded Notes
	(Cost $5,653,433)	5,194,820
	MUTUAL FUNDS — 43.4%
	AGGREGATE BOND — 2.9%
450,305	American Funds - Bond Fund of America - Class F-3	6,074,619
9,076	Columbia Bond Fund - Class I3	323,463
49,507	Virtus Strategy Trust - Virtus Allianzgi Core Plus Bond Fund - Class R6	761,422
112,988	Wells Fargo Core Plus Bond Fund - Class R6	1,523,078
		8,682,582
	AGGREGATE BOND INTERMEDIATE — 2.4%
32,035	Columbia Total Return Bond Fund - Class I3	1,217,010
533,435	Sterling Capital Total Return Bond Fund - Class R6	5,926,460
		7,143,470

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BANK LOANS — 2.3%
239,229	Fidelity Advisor Floating Rate High Income Fund	$2,260,716
266,490	Hartford Floating Rate Fund - Class F	2,233,185
272,403	John Hancock Floating Rate Income Fund - Class R6	2,260,948
		6,754,849
	BLEND BROAD MARKET — 0.5%
59,844	DFA U.S. Vector Equity Portfolio - Class Institutional	1,505,067
	BLEND LARGE CAP — 6.8%
130,246	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	2,258,463
69,827	DFA U.S. Large Co. Portfolio - Class Institutional	2,249,830
41,972	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	1,546,251
211,081	Schwab S&P 500 Index Fund - Class Select	13,967,230
		20,021,774
	BLEND MID CAP — 0.7%
5,507	State Street Small/Mid Cap Equity Index Fund - Class K	2,087,066
	BLEND SMALL CAP — 1.4%
67,664	Fidelity Small Cap Index Fund - Class Institutional Premium	1,981,885
50,897	Schwab Small-Cap Index Fund - Class Select	2,039,940
		4,021,825
	CONVERTIBLE — 0.4%
26,024	Virtus Allianzgi Convertible Fund - Class Institutional	1,176,533
	EMERGING MARKET STOCK — 2.9%
63,234	American Funds - New World Fund - Class F-3	6,130,561
106,874	Fidelity Emerging Markets Index Fund - Class Institutional Premium	1,462,031
18,707	JPMorgan Emerging Markets Equity Fund - Class R6	850,773
		8,443,365
	EMERGING MARKETS BOND — 1.5%
89,021	Barings Emerging Markets Debt Blended Total Return Fund - Class Y	978,339
264,138	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	2,681,000
30,227	Vanguard Emerging Markets Bond Fund, Admiral Shares	847,877
		4,507,216
	FOREIGN AGGREGATE BOND — 2.2%
164,194	Delaware Diversified Income Fund - Class R6	1,520,437
403,809	Dodge & Cox Global Bond Fund	4,857,817
		6,378,254
	FOREIGN BLEND — 0.4%
19,757	Baillie Gifford International Growth Fund - Class Institutional	442,361

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN BLEND (Continued)
46,401	Harbor International Small Cap Fund - Class Retirement	$759,115
		1,201,476
	FOREIGN GROWTH — 5.4%
66,000	Smallcap World Fund, Inc. - Class F-3	5,942,016
50,043	Vanguard International Growth Fund, Admiral Shares	8,533,303
52,341	WCM International Small Cap Growth Fund - Class Institutional	1,570,226
		16,045,545
	FOREIGN VALUE — 2.1%
36,344	Segall Bryant & Hamill Fundamental International Small Cap Fund - Class Institutional	1,021,639
116,315	Vanguard International Value Fund - Class Investor	5,146,956
		6,168,595
	GROWTH BROAD MARKET — 1.0%
45,671	American Funds - New Perspective Fund - Class R-6	3,061,329
	GROWTH LARGE CAP — 3.6%
17,304	JPMorgan Large Cap Growth Fund - Class R6	1,179,812
128,336	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	7,153,430
12,244	Vanguard U.S. Growth Fund, Admiral Shares	2,318,329
		10,651,571
	GROWTH MID CAP — 0.3%
68,949	Principal Mid-Cap Growth Fund - Class Institutional	954,260
	GROWTH SMALL CAP — 1.5%
36,954	Hood River Small-Cap Growth Fund - Class Retirement	2,816,289
24,034	JPMorgan Small Cap Growth Fund - Class R6	748,418
18,693	Lord Abbett Developing Growth Fund, Inc. - Class I	762,692
		4,327,399
	HIGH YIELD BOND — 0.2%
44,337	AB High Yield Portfolio - Class Advisor	446,921
	INFLATION PROTECTED — 0.3%
32,801	DFA Inflation Protected Securities Portfolio - Class Institutional	432,648
37,176	DFA LTIP Portfolio - Class Institutional	430,122
		862,770
	THEMATIC SECTOR — 1.5%
129,675	DFA U.S. Sustainability Core 1 Portfolio - Class Institutional	4,484,163
	VALUE LARGE CAP — 1.7%
58,278	Vanguard Windsor Fund, Admiral Shares	4,938,512

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE MID CAP — 1.4%
134,097	DFA U.S. Targeted Value Portfolio - Class Institutional	$4,097,996
	Total Mutual Funds
	(Cost $110,724,605)	127,962,538
	MONEY MARKET FUNDS — 4.1%
9,709,460	Gabelli U.S. Treasury Money Market Fund, 0.00%*[2]	9,709,460
2,268,814	Goldman Sachs Government Fund, 0.03%[2]	2,268,814
	Total Money Market Funds
	(Cost $11,978,274)	11,978,274
	TOTAL INVESTMENTS — 100.1%
	(Cost $258,393,730)	294,840,488
	Liabilities in Excess of Other Assets — (0.1)%	(332,553)
	TOTAL NET ASSETS — 100.0%	$294,507,935

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of June 30, 2021.